INCOME TAXES - Schedule of Components of Loss Income before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss subject to domestic income taxes	$ (2,580,324)	$ (719,636)	$ (277,244)
Income (loss) subject to foreign income taxes	612	68	(90)
Loss before provision for (benefit from) income taxes	$ (2,579,712)	$ (719,568)	$ (277,334)